CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
OPERATING ACTIVITIES
Net income	$ 1,296	$ 2,490	$ 2,795
Adjustments to reconcile net income to net cash provided by operating activities:
(Credit) Provision for loan losses	(53)	70	80
Depreciation	71	38	47
Investment securities (gains) losses	(101)	(40)	2
Net impairment loss recognized in earnings	13	88	28
Amortization of discounts, premiums, and deferred loan fees, net	677	21	142
Amortization of unallocated ESOP shares	166	158	200
Deferred income taxes	22	(28)	(9)
Increase (decrease) in accrued taxes	(371)	196	(54)
Earnings on bank owned life insurance	(114)	(118)	(121)
Increase in accrued employee benefits	190	176	184
(Increase) decrease in accrued interest receivable	(5)	475	6
(Decrease) increase in accrued interest payable	(332)	(336)	443
Increase in deferred director compensation payable	73	77	72
Other, net	76	92	(41)
Net cash provided by operating activities	1,608	3,359	3,774
Available for sale:
Purchase of investment securities	(90,285)	(54,675)	(42,498)
Proceeds from repayments of investment securities	80,801	28,867	37,074
Proceeds from sales of investment securities	6,398	10,121	1,364
Held to maturity:
Purchase of investment securities	(12,744)
Purchase of mortgage-backed securities	(49,420)
Proceeds from repayments of investment securities	750	500	2,180
Proceeds from repayments of mortgage-backed securities	64,093	11,172	7,649
Purchases of certificates of deposit	(100)	(2,830)	(1,842)
Maturities/redemptions of certificates of deposit	1,590	2,833	349
Purchases of loans	(7,950)	(9,141)	(11,497)
Net decrease in net loans receivable	18,222	8,717	5,564
Purchase of Federal Home Loan Bank Stock	(18,117)	(6,743)	(8,684)
Redemption of Federal Home Loan Bank stock	18,637	7,189	8,835
Acquisition of premises and equipment	(154)	(266)	(1)
Net cash provided by (used for) investing activities	11,721	(4,256)	(1,507)
FINANCING ACTIVITIES
Net increase in deposits	5,832	4,900	1,412
Repayments of Federal Home Loan Bank long-term advances	(65,000)
Proceeds from Federal Home Loan Bank long-term advances			100,000
Net increase (decrease) in Federal Home Loan Bank short-term advances	53,934	(11,669)	(100,575)
Net proceeds from other short-term borrowings	(7,000)	7,000
Purchase of treasury stock	(344)	(506)	(383)
Cash dividends paid	(700)	(707)	(783)
Net cash used for financing activities	(13,278)	(982)	(329)
Increase (decrease) in cash and cash equivalents	51	(1,879)	1,938
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	2,500	4,379	2,441
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,551	2,500	4,379
Cash paid during the year for:
Interest	1,223	4,190	4,429
Taxes	829	666	970
Non-cash items:
Educational Improvement Tax Credits		$ 45	$ 45